Schedule H, Line 4i – Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets
SLEEP NUMBER
PROFIT SHARING AND 401(k) PLAN
EIN 41-1597886 Plan 001
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
	Fidelity 500 Index Fund	Mutual Fund	**	$65,298,495
	Fidelity Mid Cap Index Fund	Mutual Fund	**	13,226,356
	Fidelity Small Cap Index Fund	Mutual Fund	**	3,069,190
	Fidelity Total International Index Fund	Mutual Fund	**	3,570,854
	Fidelity US Bond Index	Mutual Fund	**	1,989,342
	Loomis Sayles Small Cap Growth Fund Institutional Class	Mutual Fund	**	7,346,593
	MFS New Discovery Value Fund Class R6	Mutual Fund	**	6,196,284
	Pimco Global Bond Opportunities Fund (USD-Hedged) Institutional	Mutual Fund	**	2,015,415
	Victory Trivalent International Small-Cap Fund Class R6	Mutual Fund	**	724,148
	Putnam Stable Value Fund	Collective Investment Trust	**	12,269,841
	FIAM Core Plus Commingled Pool I	Collective Investment Trust	**	5,833,478
	Great Gray Europacific GR CL CT	Collective Investment Trust	**	11,964,773
	Vanguard Target Retirement 2020 TR II	Collective Investment Trust	**	2,775,097
	Vanguard Target Retirement 2025 TR II	Collective Investment Trust	**	7,224,402
	Vanguard Target Retirement 2030 TR II	Collective Investment Trust	**	11,571,458
	Vanguard Target Retirement 2035 TR II	Collective Investment Trust	**	15,375,558
	Vanguard Target Retirement 2040 TR II	Collective Investment Trust	**	18,252,810
	Vanguard Target Retirement 2045 TR II	Collective Investment Trust	**	20,845,338
	Vanguard Target Retirement 2050 TR II	Collective Investment Trust	**	16,894,561
	Vanguard Target Retirement 2055 TR II	Collective Investment Trust	**	16,534,662
	Vanguard Target Retirement 2060 TR II	Collective Investment Trust	**	6,543,431
	Vanguard Target Retirement 2065 TR II	Collective Investment Trust	**	2,985,753
	Vanguard Target Retirement 2070 TR II	Collective Investment Trust	**	1,072,190
	Vanguard Target Retirement Income TR II	Collective Investment Trust	**	2,278,116
*	Self-directed brokerage account	Various	**	5,240,445
*	Sleep Number Corporation common stock	Common stock	**	3,585,898
*	Notes receivable – participants	Participant loans secured by participant–vested balance with interest rates of 4.25% to 9.50% and maturing in 2026 to 2038	$0	3,980,345
		Total		$268,664,833
* Party-in-Interest
** Cost information is not required for participant-directed investments and, therefore, is not included.